TRANSACTION WITH RELATED PARTIES (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 02, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Balances and Transactions with Related Parties [Abstract]
Service delivery revenue		$ 1,164	$ 1,325	$ 1,429
Service delivery expense		509	610	220
Due from related parties		1,755	1,587
Due to related parties		4,275	5,739
Outstanding balances repaid		1,614		1,200
TRG Holdings, LLC [Member]
Balances and Transactions with Related Parties [Abstract]
Loan principal and interest due		$ 1,500
Interest rate		15.00%
Maturity date		August 7, 2020
Outstanding balances repaid	$ 1,600
Related Entity [Member] | BPO Solutions, Inc [Member]
Balances and Transactions with Related Parties [Abstract]
Service delivery revenue		$ 0	0
Service delivery expense		0	0
Due from related parties		0	0
Due to related parties		3,610	3,611
Related Entity [Member] | Alert Communications, Inc. [Member]
Balances and Transactions with Related Parties [Abstract]
Service delivery revenue		113	164	150
Service delivery expense		0	0	0
Due from related parties		696	534
Due to related parties		0	0
Related Entity [Member] | TRG Marketing Services, Inc. [Member]
Balances and Transactions with Related Parties [Abstract]
Service delivery revenue		0	0
Service delivery expense		0	0
Due from related parties		19	19
Due to related parties		0	0
Related Entity [Member] | Afiniti International Holdings Limited [Member]
Balances and Transactions with Related Parties [Abstract]
Service delivery revenue		56	53	54
Service delivery expense		27	48	70
Due from related parties		0	0
Due to related parties		168	198
Related Entity [Member] | TRG Holdings, LLC [Member]
Balances and Transactions with Related Parties [Abstract]
Service delivery revenue		0	0
Service delivery expense		0	0
Due from related parties		0	0
Due to related parties		122	1,708
Related Entity [Member] | Third Party Lessor [Member]
Balances and Transactions with Related Parties [Abstract]
Service delivery revenue		201	310	342
Service delivery expense		405	489	77
Due from related parties		87	147
Due to related parties		97	9
Related Entity [Member] | 3rd Party Client and Internet Services Provider [Member]
Balances and Transactions with Related Parties [Abstract]
Service delivery revenue		679	764	883
Service delivery expense		77	73	$ 73
Due from related parties		638	402
Due to related parties		278	179
Related Entity [Member] | TRG (Private) Limited [Member]
Balances and Transactions with Related Parties [Abstract]
Service delivery revenue		0	0
Service delivery expense		0	0
Due from related parties		121	0
Due to related parties		0	34
Related Entity [Member] | Etelequote [Member]
Balances and Transactions with Related Parties [Abstract]
Service delivery revenue		115	34
Service delivery expense		0	0
Due from related parties		18	310
Due to related parties		0	0
Parent [member] | TRGI [Member]
Balances and Transactions with Related Parties [Abstract]
Service delivery revenue		0	0
Service delivery expense		0	0
Due from related parties		163	163
Due to related parties		0	0
Officers [Member] | IBEX Limited Executive Leadership [Member]
Balances and Transactions with Related Parties [Abstract]
Service delivery revenue		0	0
Service delivery expense		0	0
Due from related parties		13	12
Due to related parties		$ 0	$ 0